Note 11 - Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense (Benefit), Total	$ 9,618,000	$ 11,067,000	$ 8,783,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax, Total	$ (231,000)	$ (70,000)	$ (170,000)
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total	0	$ 0	$ 0
Unrecognized Tax Benefits, Ending Balance	0
Deferred Tax Assets, Gross, Total	$ 12,400,000
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2017 2018 2019 2020
State and Local Jurisdiction [Member] | Internal Revenue Service (IRS) [Member]
Open Tax Year	2017 2018 2019 2020